Stockholders' Equity (Details) - Schedule of common stock activity	6 Months Ended
Jun. 30, 2021 shares
Schedule of common stock activity [Abstract]
Balance December 31 2020	786,700
Shares issued due to conversion of Notes	549,675
Shares issued for services	21,658
Roundup shares due to reverse split	2,848
Balance June 30 2021	1,360,881